SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Adopted Accounting Standards - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Operating Lease, Right-of-Use Asset	$ 2,860
Operating Lease, Liability	2,959
ASU 2016-02
Operating Lease, Right-of-Use Asset	$ 2,410	$ 2,410
Operating Lease, Liability		$ 2,300